OTHER INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2014
OTHER INVESTMENTS
Schedule of other investments

				December 31,
		Annual interest rate	Maturity date
	Classification			2014	2013
Deposits	Held to maturity	6.15 - 6.25%	2016	13,671	—
Loan receivable from Mr. P. Fattouche and Mr. M. Fattouche(1)	Held to maturity	6%	2015	—	2,946
Loan Participation Notes EMIS BV	Held to maturity	6%	2015	—	699
Promissory notes of Sistema (related party) (Note 25)	Held to maturity	0.0%	2017	618	618
Investments in ordinary shares (related party) (Note 25)	At cost	—	—	125	125
Other	At cost / held to maturity	—	—	555	4

Total other investments				14,969	4,392

(1)	Reclassified to short-term investments as due in December 2015.